Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, Net [Abstract]
Schedule Of Inventories, Net

December 31
(add 000)	2011	2010
Finished products	$350,685	$358,138
Products in process and raw materials	11,116	13,842
Supplies and expendable parts	53,287	46,958
	415,088	418,938
Less allowances	(92,481)	(87,044)
Total	$322,607	$331,894